INTANGIBLE ASSETS, NET - Schedule of other intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Indefinite-Lived Intangible Assets [Line Items]
Carrying Amount	$ 30,966	$ 28,770
Accumulated Amortization	25,175	23,132
Net Book Value	5,791	5,638
Customers relationships & Other [Member]
Indefinite-Lived Intangible Assets [Line Items]
Carrying Amount	8,734	8,734
Accumulated Amortization	8,547	8,468
Net Book Value	187	266
IP & Technology [Member]
Indefinite-Lived Intangible Assets [Line Items]
Carrying Amount	7,019	7,019
Accumulated Amortization	5,958	5,605
Net Book Value	1,061	1,414
Capitalized software development costs [Member]
Indefinite-Lived Intangible Assets [Line Items]
Carrying Amount	15,213	13,017
Accumulated Amortization	10,670	9,059
Net Book Value	$ 4,543	$ 3,958